Additional Financial Information of Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,810,347	$ 796,014	¥ 6,770,895		¥ 5,137,312
Short-term investments	15,002,903	2,055,389	11,516,304
Prepayments and other current assets	2,122,902	290,836	2,049,780
Total current assets	27,255,973	3,734,052	23,996,982
Investment in and amount due from subsidiaries/VIEs	318,435		318,296
Long-term investments	9,876,118	1,353,023	11,075,739
Other non-current assets	98,532	13,499	211,670
Total non-current assets	14,031,102	1,922,255	15,350,665
TOTAL ASSETS	41,287,075	5,656,307	39,347,647
LIABILITIES
Income tax payable	336,220	46,062	154,916
Other tax payable	898,396	123,080	784,617
Accrued expenses and other current liabilities	1,141,758	156,421	1,723,245
TOTAL LIABILITIES	3,151,902	431,810	3,452,923
SHAREHOLDERS' EQUITY
Accumulated other comprehensive income	3,223,944	441,679	2,897,871
Accumulated deficit	(11,372,284)	(1,557,997)	(14,400,604)
TOTAL SHAREHOLDERS' EQUITY	37,692,103	5,163,797	35,617,304		33,657,233	¥ 31,528,886
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	41,287,075	5,656,307	39,347,647
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,201	165	1,229
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	142	19	142
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,695,746	232,316	59,957	$ 8,214	¥ 273,112	¥ 1,032,540
Short-term investments	9,454,117	1,295,209	9,377,702
Prepayments and other current assets	373,648	51,190	279,541
Total current assets	11,523,511	1,578,715	9,717,200
Investment in and amount due from subsidiaries/VIEs	23,902,400	3,274,614	19,491,063
Long-term investments	2,406,482	329,687	6,415,971
Other non-current assets	15,119	2,071	121,280
Total non-current assets	26,324,001	3,606,372	26,028,314
TOTAL ASSETS	37,847,512	5,185,087	35,745,514
LIABILITIES
Income tax payable	141,572	19,395	24,952
Other tax payable	9,693	1,328	8,932
Accrued expenses and other current liabilities	19,521	2,674	107,124
TOTAL LIABILITIES	170,786	23,397	141,008
SHAREHOLDERS' EQUITY
Treasury stock, at cost	0	0	(608,117)
Additional paid-in capital	45,823,723	6,277,824	47,713,985
Accumulated other comprehensive income	3,223,944	441,679	2,897,871
Accumulated deficit	(11,372,284)	(1,557,997)	(14,400,604)
TOTAL SHAREHOLDERS' EQUITY	37,676,726	5,161,690	35,604,506
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	37,847,512	5,185,087	35,745,514
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,201	165	1,229
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	¥ 142	$ 19	¥ 142